SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years